Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.44%
Alabama: 1.45%
Tax revenue: 0.70%
Alabama Federal Aid Highway Finance Authority Series A	5.00%	9-1-2035	$ 4,995,000	$ 5,592,073
Utilities revenue: 0.50%
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B øø	4.00	12-1-2051	1,000,000	1,073,763
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	1.00	6-1-2049	2,925,000	2,924,115
				3,997,878
Water & sewer revenue: 0.25%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,147,932
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	814,621
				1,962,553
				11,552,504
Alaska: 0.25%
Health revenue: 0.25%
Alaska Industrial Development & Export Authority Series A	5.00	10-1-2032	1,740,000	1,997,667
Arizona: 2.72%
Education revenue: 1.74%
Arizona IDA Education Revenue Candeo Schools Incorporated Project Series 2020A (State School District Credit Program Insured)	4.00	7-1-2047	650,000	671,374
Arizona IDA Education Revenue Series 2021A	4.00	7-1-2041	1,000,000	1,001,024
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses	5.00	7-1-2023	280,000	286,723
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	460,000	466,125
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	1,032,025
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	3,113,636
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,055,857
Pima County AZ IDA Facility Revenue Refunding Bond Series 2022 144A	4.00	6-15-2031	1,045,000	1,042,561
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,188,737
Pima County AZ IDA Paideia Academies Project 144A	5.00	7-1-2025	395,000	401,240
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,475,000	1,537,762
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,068,799
				13,865,863
GO revenue: 0.06%
Verrado AZ Community Facilities District #1 144A	5.00	7-15-2022	500,000	501,354
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.13%
Tempe AZ IDA Series 2021A	4.00%	12-1-2030	$ 495,000	$ 511,834
Tempe AZ IDA Series 2021A	4.00	12-1-2031	470,000	482,114
				993,948
Industrial development revenue: 0.06%
Maricopa County AZ PCR Refunding Bonds Series A	2.40	6-1-2035	500,000	435,844
Tax revenue: 0.16%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,267,936
Utilities revenue: 0.57%
Salt River Agricultural Improvement & Power Project Series A	5.00	12-1-2045	2,000,000	2,155,701
Salt Verde Financial Corporation Gas Revenue Bond Series 2007-1	5.00	12-1-2032	2,055,000	2,378,740
				4,534,441
				21,599,386
California: 3.68%
Airport revenue: 1.73%
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	10,748,584
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2033	1,695,000	1,948,755
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2035	1,000,000	1,091,489
				13,788,828
Education revenue: 0.27%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,069,150
University of California Series AI	5.00	5-15-2038	1,000,000	1,035,443
				2,104,593
GO revenue: 0.52%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	400,975
Hawthorne CA School District CAB Series C (NPFGC Insured) ¤	0.00	11-1-2025	100,000	90,608
Los Angeles CA Unified School District Series R	4.00	7-1-2044	3,000,000	3,190,722
Peralta CA Community College District Alameda County	5.00	8-1-2024	450,000	455,415
				4,137,720
Health revenue: 0.26%
California HFFA Stanford Health Care Series A	4.00	8-15-2050	1,000,000	1,048,347
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	780,000	810,851
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	228,277
				2,087,475
See accompanying notes to portfolio of investments

2  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.13%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00%	2-1-2050	$ 500,000	$ 497,731
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	482,465	511,037
				1,008,768
Miscellaneous revenue: 0.20%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,063,636
San Diego CA PFA Capital Improvement Project Series B	5.00	10-15-2029	500,000	547,722
				1,611,358
Transportation revenue: 0.29%
Riverside County CA Transportation Commission Toll Revenue 2021 Series B-1	4.00	6-1-2046	2,250,000	2,336,948
Utilities revenue: 0.21%
California Community Choice Financing Authority Clean Energy Project Green Bond Series B-1 øø	4.00	2-1-2052	1,500,000	1,622,748
Water & sewer revenue: 0.07%
Los Angeles CA Department of Water & Power Series A	5.00	7-1-2039	500,000	532,145
				29,230,583
Colorado: 2.71%
Education revenue: 0.38%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,375,000	1,506,022
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	405,000	424,300
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,085,360
				3,015,682
GO revenue: 0.68%
Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	759,385
Broadway Station Metropolitan District #3	5.00	12-1-2039	749,000	779,673
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	850,559
Douglas County CO Rampart Range Metropolitan District #5 Series 2021	4.00	12-1-2036	1,000,000	929,978
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	672,931
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,452,946
				5,445,472
Health revenue: 0.69%
Colorado Health Facilities Authority CommonSpirit Health Series A2	5.00	8-1-2044	3,000,000	3,360,654
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	2,000,000	2,115,127
				5,475,781
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.34%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00%	12-1-2033	$ 2,500,000	$ 2,717,963
Miscellaneous revenue: 0.62%
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	2,000,000	2,161,251
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	1,000,000	1,050,368
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,702,608
				4,914,227
				21,569,125
Connecticut: 1.61%
Education revenue: 0.57%
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2035	850,000	988,523
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2036	880,000	1,022,495
University of Connecticut Series A	5.00	2-15-2041	2,200,000	2,516,717
				4,527,735
GO revenue: 0.65%
Bridgeport CT Series A	5.00	6-1-2035	1,000,000	1,163,762
Hamden CT (BAM Insured)	5.00	8-15-2024	450,000	481,251
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	292,848
Hamden CT Series A (BAM Insured)	4.00	8-1-2039	500,000	535,609
Hamden CT Series A (BAM Insured)	5.00	8-1-2035	500,000	575,653
Hartford CT Series 2013B	5.00	4-1-2028	2,055,000	2,116,301
				5,165,424
Health revenue: 0.39%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	885,815
Connecticut HEFA Revenue Stamford Hospital Series M %%	4.00	7-1-2040	2,150,000	2,234,834
				3,120,649
				12,813,808
Delaware: 0.26%
Education revenue: 0.20%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,610,383
Transportation revenue: 0.06%
Delaware River & Bay Authority Revenue Bonds Refunding Series 2022%%	5.00	1-1-2037	400,000	465,814
				2,076,197
District of Columbia: 0.25%
Airport revenue: 0.21%
Metropolitan Washington Airports Authority Series 2021A	5.00	10-1-2046	1,500,000	1,695,562
See accompanying notes to portfolio of investments

4  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.04%
District of Columbia Association of American Medical Colleges Series A	5.00%	10-1-2024	$ 270,000	$ 282,983
				1,978,545
Florida: 5.98%
Airport revenue: 3.29%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	4,827,884
Broward County FL Port Facilities Revenue Bond Series 2019B	4.00	9-1-2037	7,490,000	7,821,064
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	2,970,097
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	6,183,703
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	3,000,000	3,289,249
Miami-Dade County FL Seaport Revenue Bond AMT Series B	6.00	10-1-2033	1,000,000	1,060,155
				26,152,152
Education revenue: 0.50%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,076,688
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,318,789
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,566,025
				3,961,502
Health revenue: 0.73%
Atlantic Beach FL HCFR Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,551,204
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	230,105
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	1,500,000	1,583,608
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2030	225,000	266,931
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2031	450,000	527,610
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2032	250,000	291,443
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2033	250,000	290,556
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2035	475,000	549,282
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2036	475,000	548,022
				5,838,761
Miscellaneous revenue: 0.46%
CityPlace Florida Community Development District	5.00	5-1-2022	500,000	501,467
Miami-Dade County FL School Board Certificate of Participation Series A øø	5.00	5-1-2031	3,000,000	3,175,147
				3,676,614
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.54%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00%	7-1-2037	$ 4,000,000	$ 4,303,912
Utilities revenue: 0.08%
Lakeland FL Energy System Revenue Bond Series 2021	5.00	10-1-2048	500,000	644,713
Water & sewer revenue: 0.38%
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	1,090,000	1,296,700
Wildwood FL Utility Dependent District Series 2021 (BAM Insured)	5.00	10-1-2038	1,455,000	1,718,374
				3,015,074
				47,592,728
Georgia: 3.88%
Energy revenue: 0.25%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project M	5.00	1-1-2036	800,000	898,036
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	1,000,000	1,119,346
				2,017,382
Health revenue: 1.20%
Brookhaven GA Development Authority Children's Healthcare of Atlanta	4.00	7-1-2049	8,000,000	8,424,027
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,107,589
				9,531,616
Industrial development revenue: 0.13%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	53,928
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,000,000	1,022,843
				1,076,771
Utilities revenue: 2.30%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2 øø	2.93	11-1-2048	5,000,000	5,020,107
Burke County GA Development Authority PCR Bonds Georgia Power Company Plant Vogtle Project øø	2.25	10-1-2032	1,000,000	997,547
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ) øø	4.00	8-1-2048	4,000,000	4,121,893
Main Street Natural Gas Incorporated Georgia Gas Project Series C øø	4.00	5-1-2052	1,500,000	1,582,675
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ) øø	4.00	4-1-2048	1,700,000	1,746,580
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.90	4-1-2048	4,800,000	4,790,708
				18,259,510
				30,885,279
See accompanying notes to portfolio of investments

6  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.19%
Tax revenue: 0.13%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00%	1-1-2042	$ 1,000,000	$ 1,002,739
Water & sewer revenue: 0.06%
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013	5.25	7-1-2022	500,000	504,601
				1,507,340
Hawaii: 0.27%
Airport revenue: 0.27%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,185,037
Idaho: 0.17%
Education revenue: 0.17%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	900,000	957,186
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	415,000	423,249
				1,380,435
Illinois: 16.14%
Airport revenue: 1.39%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	4,602,427
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	1,100,000	1,125,284
Chicago IL O'Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,176,865
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,538,452
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	1,000,000	1,023,775
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	551,912
				11,018,715
Education revenue: 0.39%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,604,526
Southern Illinois University Housing and Auxiliary Facilities System Refunding Revenue Series A (BAM Insured)	4.00	4-1-2031	450,000	491,534
				3,096,060
GO revenue: 6.22%
Bureau County IL Township High School District #502 Series A (BAM Insured)	6.25	12-1-2033	750,000	804,454
Chicago IL Board of Education Series 2021A	5.00	12-1-2035	4,250,000	4,635,153
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	6,000,000	5,195,337
Chicago IL City Colleges Capital Improvement Project CAB (NPFGC Insured) ¤	0.00	1-1-2031	800,000	593,318
Chicago IL Emergency Telephone System Project (NPFGC Insured)	5.50	1-1-2023	195,000	200,359
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  7

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00%	1-1-2030	$ 1,000,000	$ 1,088,017
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,086,180
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,329,282
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,082,808
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00	11-15-2028	1,655,000	1,837,497
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	1,921,890
Chicago IL Series 2021A	5.00	1-1-2034	2,500,000	2,744,629
Chicago IL Series A	5.00	1-1-2027	2,000,000	2,171,592
Chicago IL Series A	6.00	1-1-2038	3,500,000	3,918,509
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	606,405
Cook County IL School District #159 CAB Prerefunded Bond (AGM Insured) ¤	0.00	12-1-2023	455,000	440,047
Cook County IL School District #159 CAB Unrefunded Bond (AGM Insured) ¤	0.00	12-1-2023	160,000	153,428
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	1,130,000	1,204,098
Illinois Series 2016	5.00	11-1-2025	2,000,000	2,164,950
Illinois Series B	5.00	10-1-2031	2,000,000	2,253,097
Kane, Cook & DuPage Counties IL Series A	5.00	1-1-2034	1,000,000	1,049,179
Kane, Cook & DuPage Counties IL Series D	5.00	1-1-2034	1,700,000	1,783,604
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	536,457
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,625,000	1,127,480
Will County IL Community High School Refunding Bond Series A (AGM Insured)	5.00	1-1-2027	4,000,000	4,084,196
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2030	1,000,000	1,019,639
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2032	715,000	769,366
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2033	745,000	800,604
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2035	475,000	509,478
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	1,030,000	896,880
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2028	475,000	399,387
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,102,114
				49,509,434
Health revenue: 0.13%
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery Center	4.00	10-1-2050	1,000,000	1,043,747
Miscellaneous revenue: 0.99%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,809,000	1,826,063
Illinois	5.00	5-1-2025	870,000	921,243
See accompanying notes to portfolio of investments

8  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Illinois Finance Authority Rogers Park Montessori School	5.00%	2-1-2024	$ 185,000	$ 188,631
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	1,000,000	1,086,050
Illinois Series 2013	5.50	7-1-2025	1,250,000	1,313,633
Illinois Series 2013	5.50	7-1-2033	1,000,000	1,048,365
Illinois Series B	5.25	7-1-2028	400,000	418,882
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,101,562
				7,904,429
Tax revenue: 4.00%
Chicago IL Sales Tax	5.00	1-1-2033	2,785,000	3,001,181
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2037	1,625,000	1,880,508
Illinois Series 2013	5.00	6-15-2024	1,000,000	1,033,920
Illinois Series A	4.00	1-1-2029	1,000,000	1,002,465
Illinois Series A	5.00	1-1-2027	2,000,000	2,006,962
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,618,262
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,571,200
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	11,000,000	7,992,402
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	1,950,000	1,511,693
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,357,907
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	3,000,000	3,023,000
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds McCormick Place Expansion Project Series A	4.00	12-15-2042	750,000	750,563
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	1,000,000	1,043,017
				31,793,080
Tobacco revenue: 0.40%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,169,246
Transportation revenue: 0.91%
Illinois Toll Highway Authority	5.00	1-1-2031	1,500,000	1,771,845
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2043	2,000,000	2,329,465
Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,030,000	1,077,583
Illinois Toll Highway Authority Series B	5.00	1-1-2028	1,830,000	2,099,300
				7,278,193
Water & sewer revenue: 1.71%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,985,000	2,084,015
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,002,935
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	2,850,995
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	2,948,771
Chicago IL Waterworks Second Lien Series 2004	5.00	11-1-2027	2,250,000	2,532,998
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Chicago IL Waterworks Second Lien Series 2012	5.00%	11-1-2030	$ 1,000,000	$ 1,018,505
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,135,495
				13,573,714
				128,386,618
Indiana: 1.22%
Health revenue: 0.72%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	5,696,508
Industrial development revenue: 0.13%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	1,000,000	1,035,898
Miscellaneous revenue: 0.37%
Indianapolis IN Local Public Improvement Series 2015E	5.00	1-1-2035	2,675,000	2,961,436
				9,693,842
Kansas: 0.57%
Tax revenue: 0.57%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	15,015,000	4,522,727
Kentucky: 2.37%
Transportation revenue: 0.14%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,079,407
Utilities revenue: 2.23%
Kentucky Public Energy Authority Gas Supply Series A-1 øø	4.00	12-1-2049	9,020,000	9,347,838
Kentucky Public Energy Authority Gas Supply Series B øø	4.00	1-1-2049	6,500,000	6,743,455
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,687,310
				17,778,603
				18,858,010
Louisiana: 0.57%
Airport revenue: 0.09%
Port New Orleans LA Board Commuters Port Facility Revenue AMT Series E	5.00	4-1-2038	640,000	723,866
Industrial development revenue: 0.12%
St. John the Baptist Parish LA Series A øø	2.20	6-1-2037	1,000,000	967,174
Water & sewer revenue: 0.36%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	600,000	658,122
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	547,817
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	547,291
See accompanying notes to portfolio of investments

10  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Greater Ouachita Water Company (BAM Insured)	4.00%	9-1-2036	$ 565,000	$ 617,882
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	453,573
				2,824,685
				4,515,725
Maine: 0.04%
Airport revenue: 0.04%
Portland ME General Airport	5.00	7-1-2022	150,000	151,353
Portland ME General Airport	5.00	7-1-2023	175,000	181,589
				332,942
Maryland: 1.88%
Airport revenue: 0.47%
Maryland State Economic Development Corporation	4.00	7-1-2039	1,100,000	1,162,607
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	785,575
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	680,646
Maryland State Economic Development Corporation	5.00	7-1-2027	800,000	890,057
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	251,497
				3,770,382
Education revenue: 0.71%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,000,000	1,048,948
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	1,500,000	1,613,225
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2018-A2 øø	6.00	8-1-2048	2,825,000	3,006,242
				5,668,415
Health revenue: 0.70%
Maryland HEFAR Adventist Healthcare Series 2021B	4.00	1-1-2051	5,000,000	4,957,879
Maryland HEFAR Frederick Health System	4.00	7-1-2040	550,000	582,583
				5,540,462
				14,979,259
Massachusetts: 1.28%
Health revenue: 0.66%
Massachusetts Development Finance Agency Partners Healthcare Series S-4 øø	5.00	7-1-2038	5,000,000	5,285,559
Miscellaneous revenue: 0.14%
Massachusetts Refunding Bond Series D	4.00	11-1-2040	1,000,000	1,088,768
Tax revenue: 0.48%
Massachusetts School Building Authority Series A	5.00	11-15-2034	1,470,000	1,622,547
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,176,382
				3,798,929
				10,173,256
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 3.07%
Education revenue: 0.05%
Western Michigan University	5.25%	11-15-2031	$ 400,000	$ 422,220
Miscellaneous revenue: 0.27%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	2,120,416
Tax revenue: 0.52%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2039	4,000,000	4,119,750
Water & sewer revenue: 2.23%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	3,560,000	3,936,342
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	4,000,000	4,234,133
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	4,000,000	4,240,753
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,240,870
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,061,573
				17,713,671
				24,376,057
Minnesota: 0.05%
Education revenue: 0.05%
Independence MN Charter School Lease Series A	4.25	7-1-2026	370,000	371,691
Mississippi: 0.79%
Miscellaneous revenue: 0.54%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,327,463
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	915,000	926,375
				4,253,838
Resource recovery revenue: 0.25%
Mississippi Business Finance Corporation AMT Waste Pro USA Incorporated Project 144Aøø	5.00	2-1-2036	2,000,000	2,011,922
				6,265,760
Missouri: 0.69%
Miscellaneous revenue: 0.69%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	5,497,010
Nebraska: 0.53%
Utilities revenue: 0.53%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ) øø	4.00	12-1-2049	4,000,000	4,193,530
See accompanying notes to portfolio of investments

12  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada: 1.22%
GO revenue: 1.17%
Clark County NV School District Limited Tax Building Series A (AGM Insured)	4.00%	6-15-2040	$ 750,000	$ 805,430
Clark County NV School District Limited Tax Building Series B (BAM Insured)	5.00	6-15-2031	2,500,000	2,969,786
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,126,294
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,377,285
				9,278,795
Industrial development revenue: 0.05%
Clark County NV Southern California Edison Company Project	2.10	6-1-2031	500,000	445,770
				9,724,565
New Hampshire: 0.81%
Housing revenue: 0.26%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	1,939,528	2,070,737
Water & sewer revenue: 0.55%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,074,463
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	929,067
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	527,754
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,815,842
				4,347,126
				6,417,863
New Jersey: 5.42%
Education revenue: 1.76%
Atlantic County NJ Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	566,912
New Jersey EDA	5.00	3-1-2027	160,000	163,947
New Jersey EDA	5.00	3-1-2027	2,990,000	3,079,310
New Jersey EDA Educational Facilities Series AB	5.00	6-1-2022	1,920,000	1,931,102
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	518,851
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,516,984
New Jersey EDA School Facilities Construction Project Series NN	5.00	3-1-2028	5,000,000	5,149,348
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	1,000,000	1,056,372
				13,982,826
GO revenue: 0.32%
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	2,355,000	2,525,561
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.08%
New Jersey Housing and Mortgage Finance Agency Series B	3.30%	10-1-2025	$ 3,470,000	$ 3,516,333
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	3,500,000	3,517,075
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,535,000	1,541,600
				8,575,008
Miscellaneous revenue: 0.25%
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	1,990,000	1,996,379
Tax revenue: 0.97%
New Jersey EDA Motor Vehicle Surcharge Unrefunded Bonds Series A (NPFGC Insured)	5.25	7-1-2026	205,000	227,850
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	1,500,000	1,719,177
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,320,779
New Jersey TTFA Series AA	4.00	6-15-2045	2,000,000	2,035,864
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,395,334
				7,699,004
Transportation revenue: 0.88%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,796,698
New Jersey TTFA Series A %%	4.00	6-15-2042	750,000	765,817
New Jersey TTFA Series A	5.00	6-15-2029	2,000,000	2,213,211
New Jersey TTFA Series A	5.25	12-15-2022	600,000	614,415
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,601,687
				6,991,828
Water & sewer revenue: 0.16%
New Jersey EDA øø	2.20	10-1-2039	1,350,000	1,305,774
				43,076,380
New Mexico: 0.71%
Utilities revenue: 0.71%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ) øø	5.00	11-1-2039	5,240,000	5,634,111
New York: 6.01%
Airport revenue: 0.13%
Port Authority of New York and New Jersey Consolidated Series 221	4.00	7-15-2040	1,000,000	1,034,411
Education revenue: 1.61%
City of Troy NY Capital Resource Corporation Revenue Refunding Bonds	4.00	9-1-2030	500,000	546,517
City of Troy NY Capital Resource Corporation Revenue Refunding Bonds	4.00	9-1-2032	350,000	376,286
Hempstead NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	5.66	2-1-2044	4,585,000	4,870,083
See accompanying notes to portfolio of investments

14  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45%	2-1-2041	$ 1,155,000	$ 1,051,717
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	1,915,000	1,692,233
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,770,661
Monroe County NY IDA Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	525,523
				12,833,020
GO revenue: 0.13%
New York NY Series F-1	5.00	3-1-2032	1,000,000	1,031,250
Health revenue: 0.30%
Broome County NY Local Development Corporation Revenue United Health Services Hospitals Incorporated Project (AGM Insured)	4.00	4-1-2038	1,250,000	1,338,822
Dutchess County NY Local Development Corporation Series B	4.00	7-1-2049	515,000	526,213
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	500,000	482,917
				2,347,952
Industrial development revenue: 1.19%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	955,231
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	1-1-2031	1,135,000	1,241,975
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	10-1-2035	3,500,000	3,915,366
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2033	1,000,000	1,124,626
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2034	2,000,000	2,238,542
				9,475,740
Miscellaneous revenue: 0.06%
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	500,000	445,615
Tax revenue: 0.79%
New York Dormitory Authority Series A	4.00	3-15-2042	1,500,000	1,593,375
New York Urban Development Corporation Series 2020C	4.00	3-15-2042	3,000,000	3,153,227
New York Urban Development Corporation Series 2020E	4.00	3-15-2043	1,500,000	1,569,265
				6,315,867
Transportation revenue: 1.10%
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C	5.25	11-15-2031	3,000,000	3,263,437
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	3,000,000	3,307,390
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	2,000,000	2,182,352
				8,753,179
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  15

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.70%
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF	4.00%	6-15-2041	$ 4,895,000	$ 5,209,376
Western Nassau County NY Water Authority Series B	5.00	4-1-2025	355,000	387,207
				5,596,583
				47,833,617
Ohio: 2.86%
Airport revenue: 0.28%
Port of Greater Cincinnati Development Authority øø	4.38	6-15-2056	2,340,000	2,220,087
Health revenue: 1.60%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	2,877,354
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	5,000,000	5,617,742
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health Center	4.00	8-1-2041	2,000,000	2,152,122
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	2,000,000	2,098,281
				12,745,499
Industrial development revenue: 0.25%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	1,963,519
Miscellaneous revenue: 0.55%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,134,198
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,220,185
				4,354,383
Utilities revenue: 0.18%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	1,500,000	1,448,018
				22,731,506
Oklahoma: 1.84%
Airport revenue: 0.81%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,214,133
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,223,374
				6,437,507
Miscellaneous revenue: 1.03%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,444,559
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,112,219
See accompanying notes to portfolio of investments

16  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00%	9-1-2030	$ 2,000,000	$ 2,141,166
Pontotoc County OK Education Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	531,980
				8,229,924
				14,667,431
Oregon: 0.42%
Education revenue: 0.03%
Oregon Facilities Authority Southern Oregon University Project (AGM Insured)	4.00	7-1-2023	185,000	186,351
Health revenue: 0.39%
Medford OR Hospital Facilities Authority Revenue Refunding Asante Projects Series A	5.00	8-15-2045	2,750,000	3,120,049
				3,306,400
Pennsylvania: 7.44%
Airport revenue: 1.12%
Allegheny County PA Airport Authority Series 2021A (AGM Insured)	4.00	1-1-2046	3,715,000	3,816,272
Philadelphia PA Airport Revenue Bond Series 2020C	4.00	7-1-2036	1,630,000	1,697,356
Philadelphia PA Airport Revenue Bond Series 2020C	4.00	7-1-2040	655,000	678,397
Philadelphia PA Airport Series B	5.00	7-1-2042	2,500,000	2,725,284
				8,917,309
Education revenue: 0.59%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	175,000	178,590
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	790,623
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,087,948
Philadelphia PA IDA Discovery Charter School Project	5.00	4-1-2022	100,000	100,000
Philadelphia PA IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,500,000	2,564,338
				4,721,499
GO revenue: 1.71%
Allegheny County PA Series C-72	5.25	12-1-2032	1,000,000	1,056,680
Armstrong PA School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,083,705
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2028	2,500,000	2,763,124
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,010,000	1,069,893
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,317,312
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,104,010
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,107,094
Philadelphia PA Series A	5.00	8-1-2025	1,905,000	2,076,387
				13,578,205
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  17

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.62%
Bucks County PA IDA Hospital Revenue	4.00%	8-15-2035	$ 450,000	$ 484,040
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	967,327
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,454,567
Pennsylvania EDFA Series A-1	4.00	4-15-2045	1,000,000	1,048,565
				4,954,499
Industrial development revenue: 0.67%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	5,000,000	5,327,494
Miscellaneous revenue: 1.76%
Pennsylvania Commonwealth Financing Authority Series B-1 (AGM Insured)	5.00	6-1-2025	500,000	545,618
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,684,553
Philadelphia PA IDA Cultural & Commercial Corridors Program Series A	5.00	12-1-2025	1,995,000	2,175,501
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile Justice Services Center	5.00	4-1-2033	2,355,000	2,627,022
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	214,272
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	260,000	273,242
State Public School Building Authority Prerefunded Bond Series A (AGM Insured)	5.00	12-1-2023	1,450,000	1,515,106
State Public School Building Authority Project Series 2016-A	5.00	6-1-2036	4,525,000	4,999,277
				14,034,591
Tax revenue: 0.16%
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	1,115,000	1,265,665
Transportation revenue: 0.65%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,579,247
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,119,014
Pennsylvania Turnpike Commission Subordinate Bond Series A	4.00	12-1-2045	1,000,000	1,043,393
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	1,150,000	1,392,098
				5,133,752
Water & sewer revenue: 0.16%
Philadelphia PA Water & Sewer Series B	5.00	7-1-2032	1,145,000	1,246,375
				59,179,389
South Carolina: 0.39%
Education revenue: 0.15%
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,222,006
Health revenue: 0.15%
Lexington County SC Health Services District LexMed Obligated Group	5.00	11-1-2022	1,120,000	1,143,265
See accompanying notes to portfolio of investments

18  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.09%
South Carolina Jobs EDA	8.00%	12-6-2029	$ 115,000	$ 98,122
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00	2-1-2035	1,500,000	600,000
				698,122
				3,063,393
Tennessee: 0.54%
Utilities revenue: 0.54%
Tennergy Corporation Tennessee Gas Series A øø	4.00	12-1-2051	4,050,000	4,294,241
Texas: 6.49%
Airport revenue: 0.68%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,637,388
Port of Houston TX Series 2021	4.00	10-1-2039	2,500,000	2,740,382
				5,377,770
Education revenue: 1.36%
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,314,437
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,081,000
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,722,283
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,441,738
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,152,796
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A	3.10	12-1-2022	330,000	332,185
Newark TX Higher Educational Finance Corporation Austin Achieve Public School Incorporated Series A	5.00	6-15-2032	750,000	755,826
				10,800,265
GO revenue: 1.61%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,615,320
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	1,000,000	1,124,701
Palestine TX Certificate of Obligation (AGM Insured)	4.00	2-15-2051	3,625,000	3,914,124
Port Isabel TX Series 2019 144A	5.10	2-15-2049	485,000	513,012
San Antonio TX Independent School District	5.00	8-15-2048	4,890,000	5,239,297
Temple TX College District Series 2021	3.00	7-1-2027	400,000	417,517
				12,823,971
Miscellaneous revenue: 0.79%
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds District #6 144A	6.00	9-1-2037	5,390,000	5,655,928
Texas Transportation Commission Highway Improvements Bond	5.00	4-1-2028	565,000	626,907
				6,282,835
Tax revenue: 0.15%
Old Spanish Trail Alameda Corridors RDA (BAM Insured)	4.00	9-1-2035	1,070,000	1,152,084
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  19

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.71%
Central Texas Regional Mobility Authority Revenue Refunding Senior Lien Series B	4.00%	1-1-2038	$ 550,000	$ 580,573
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,123,660
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	2,500,000	2,587,171
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,390,825
				5,682,229
Utilities revenue: 1.02%
Lower Colorado TX River Authority Series A (AGM Insured)	4.00	5-15-2040	7,500,000	8,089,791
Water & sewer revenue: 0.17%
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	826,128
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	549,402
				1,375,530
				51,584,475
Utah: 1.19%
Airport revenue: 0.28%
Salt Lake City UT Series A	5.00	7-1-2043	1,000,000	1,117,034
Salt Lake City UT Series A	5.25	7-1-2048	1,000,000	1,106,494
				2,223,528
Education revenue: 0.91%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	625,000	633,152
Utah Charter School Finance Authority Freedom Academy Foundation Project 144A	5.25	6-15-2037	3,000,000	3,154,096
Utah Charter School Finance Authority Refunding Bond Freedom Academy Foundation Project 144A	5.38	6-15-2048	1,500,000	1,567,184
Utah Charter School Finance Authority Refunding Bond Summit Academy Incorporated Series A (CSCE Insured)	5.00	4-15-2039	700,000	787,886
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	410,000	406,011
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	692,959
				7,241,288
				9,464,816
Virginia: 0.53%
Health revenue: 0.05%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	5.00	9-1-2050	500,000	384,352
Transportation revenue: 0.48%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	1,000,000	1,044,632
See accompanying notes to portfolio of investments

20  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Virginia Commonweallth Transportation Series A	5.00%	5-15-2028	$ 2,000,000	$ 2,309,872
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2040	500,000	514,349
				3,868,853
				4,253,205
Washington: 2.96%
Airport revenue: 1.03%
Port of Seattle WA AMT Intermediate Lien	4.00	4-1-2044	3,500,000	3,667,733
Port of Seattle WA AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,360,075
Port of Seattle WA AMT Intermediate Lien	5.00	8-1-2046	1,000,000	1,130,944
				8,158,752
GO revenue: 1.28%
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	526,326
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	6,099,411
Washington Series 2022-C	5.00	2-1-2044	3,000,000	3,597,953
				10,223,690
Health revenue: 0.58%
Washington HCFR Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,407,027
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	1.89	1-1-2035	2,000,000	2,008,850
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2036	365,000	422,339
Washington Health Care Facilities Authority Revenue Seattle Cancer Care Alliance Series A	5.00	9-1-2037	670,000	774,753
				4,612,969
Water & sewer revenue: 0.07%
King County WA Sewer Revenue	5.00	7-1-2049	500,000	556,545
				23,551,956
Wisconsin: 5.99%
Airport revenue: 0.33%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,597,278
Education revenue: 2.07%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,048,493
Wisconsin PFA Educational Revenue Series 2021A 144A	4.00	7-1-2041	3,895,000	3,267,759
Wisconsin PFA Hotel/Conference Center Series 2021A 144A	4.00	9-1-2041	2,000,000	1,843,109
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	4,914,633
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,439,210
Wisconsin PFA Research Triangle High School Project Series 2015-A 144A	5.63	7-1-2045	1,790,000	1,865,875
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  21

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38%	7-1-2025	$ 310,000	$ 314,725
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,803,141
				16,496,945
Health revenue: 2.03%
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2034	700,000	760,217
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2035	500,000	542,396
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2036	600,000	650,300
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2037	550,000	595,406
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2038	750,000	824,828
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	1,050,000	1,148,999
Wisconsin HEFA Series 2021B	4.00	9-15-2036	525,000	532,517
Wisconsin HEFA Series 2021B	4.00	9-15-2041	510,000	511,807
Wisconsin PFA Series A	4.00	10-1-2049	10,000,000	10,552,570
				16,119,040
Industrial development revenue: 0.18%
Wisconsin PFA Series 2022A 144A%%	5.50	2-1-2042	1,500,000	1,464,540
Miscellaneous revenue: 0.33%
Wisconsin PFA Capital Improvements Series 2018	5.00	7-1-2041	2,280,000	2,596,688
Tax revenue: 1.05%
Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	5,651,870
Mount Pleasant WI Series A	5.00	4-1-2048	330,000	369,899
Mount Pleasant WI Series A	5.00	4-1-2048	2,090,000	2,330,483
				8,352,252
				47,626,743
Total Municipal obligations (Cost $775,135,724)				774,945,152

		Yield	Shares
Short-term investments: 0.94%
Investment companies: 0.94%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.30	7,499,453	7,503,202
Total Short-term investments (Cost $7,503,202)				7,503,202
Total investments in securities (Cost $782,638,926)	98.38%			782,448,354
Other assets and liabilities, net	1.62			12,901,927
Total net assets	100.00%			$795,350,281

See accompanying notes to portfolio of investments

22  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2022 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$11,666,359	$46,186,134	$(50,349,420)	$2,480	$(2,351)	$7,503,202	7,499,453	$530
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  23

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$774,945,152	$0	$774,945,152
Short-term investments
Investment companies	7,503,202	0	0	7,503,202
Total assets	$7,503,202	$774,945,152	$0	$782,448,354
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

24  |  Allspring Managed Account CoreBuilder Shares - Series M